UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2011 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%

	Shares	Value
AUSTRALIA — 5.0%
Australia & New Zealand Banking Group	190,000	$4,483,804
CSL	120,000	4,451,800
Newcrest Mining	106,709	3,934,257

		12,869,861

BRAZIL — 1.4%
Vale ADR, Cl B	100,000	3,483,000

CANADA — 2.2%
Talisman Energy	240,000	5,504,224

FRANCE — 6.3%
AXA	220,000	4,663,075
BNP Paribas	55,000	4,117,139
Capgemini	75,000	3,784,498
Vivendi	125,000	3,587,758

		16,152,470

GERMANY — 9.4%
Allianz	40,000	5,563,553
Bayer	60,000	4,430,551
Bayerische Motoren Werke	69,700	5,358,966
MAN	40,000	4,630,719
STADA Arzneimittel	110,000	4,100,550

		24,084,339

GREECE — 1.7%
Coca-Cola Hellenic Bottling	150,000	4,423,560

HONG KONG — 1.3%
New World Development	1,700,000	3,218,677

ISRAEL — 1.8%
Teva Pharmaceutical Industries ADR	85,000	4,645,250

ITALY — 4.7%
Finmeccanica	300,000	4,057,500
Tenaris	190,000	4,454,407
UniCredit	1,400,000	3,472,217

		11,984,124

JAPAN — 21.3%
Canon	100,000	4,912,730
East Japan Railway	60,000	3,969,242
Fanuc	40,000	6,327,353
KDDI	900	5,064,079
Komatsu	240,000	7,159,282
Kubota	420,000	4,280,483
Kuraray	225,000	3,163,676
Mitsubishi UFJ Financial Group	650,000	3,379,715

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2011 (UNAUDITED)
COMMON STOCK — continued

	Shares	Value
JAPAN — (continued)
Nintendo	16,000	$4,331,503
Nissan Chemical Industries	315,000	3,898,572
Seven & I Holdings	190,000	4,925,668
Shionogi	175,000	3,221,042

		54,633,345

NETHERLANDS — 1.4%
TNT	135,000	3,658,228

NORWAY — 1.8%
Statoil ADR (A)	185,000	4,517,700

PORTUGAL — 1.4%
Portugal Telecom	300,000	3,479,620

SINGAPORE — 1.8%
DBS Group Holdings	400,000	4,693,750

SPAIN — 7.7%
Banco Santander	425,000	5,214,974
Inditex	80,000	6,053,277
Red Electrica	70,000	3,576,825
Telefonica	195,000	4,904,475

		19,749,551

SWEDEN — 1.4%
Nordea Bank	300,000	3,653,046

SWITZERLAND — 6.2%
ABB	210,000	4,981,536
Credit Suisse Group	110,000	4,941,308
Novartis	105,000	5,872,133

		15,794,977

TAIWAN — 2.9%
Hon Hai Precision Industry	925,000	3,946,411
Taiwan Semiconductor Manufacturing ADR	275,000	3,594,250

		7,540,661

UNITED KINGDOM — 17.0%
Anglo American	110,000	5,395,871
BG Group	210,000	4,712,487
Centrica	1,000,000	5,123,975
Diageo	230,000	4,428,178
Royal Dutch Shell, Cl B	86,199	2,997,470
Royal Dutch Shell ADR, Cl B (A)	50,000	3,528,500
SABMiller	145,000	4,693,827
Standard Chartered	157,500	4,109,551
WPP	475,000	5,877,394

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2011 (UNAUDITED)
COMMON STOCK — continued

	Shares/Number
	of Rights/Face
	Amount	Value
UNITED KINGDOM — (continued)
Xstrata	120,000	$2,662,096

		43,529,349

TOTAL COMMON STOCK (Cost $186,565,963)		247,615,732

RIGHTS — 0.0%

SPAIN — 0.0%
Banco Santander, Expires February 2011*	425,000	80,410

TOTAL RIGHTS (Cost $—)		80,410

REPURCHASE AGREEMENT — 3.1%

HSBC
0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $7,982,526 (collateralized by various International Bank for Reconstruction and Development bonds, ranging in par value from $84,000-$2,288,000, 0.000%-3.500%, 08/15/11 to 05/26/15, total market value $8,142,296) (Cost $7,982,479)	$7,982,479	7,982,479

SHORT TERM INVESTMENTS (B)(C) — 2.7%

FFI Select Institutional Fund, 0.237%	2,014,100	2,014,100
Fidelity Institutional Prime Money Market Portfolio, 0.227%	5,000,000	5,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $7,014,100)		7,014,100

TOTAL INVESTMENTS — 102.5% (Cost $201,562,542) †		$262,692,721

Percentages are based on Net Assets of $256,176,726.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $6,863,393 and represented 2.7% of net assets.

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $7,014,100 and represented 2.7% of net assets.

(C)	Rate shown is the 7-day effective yield as of January 31, 2011.
ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2011 (UNAUDITED)

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $201,562,542 and the unrealized appreciation and depreciation were $66,461,279 and ($5,331,100), respectively.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2		Level 3	Total

Common Stock	$243,669,321	$3,946,411	††	$—	$247,615,732
Rights	—	80,410		—	80,410
Repurchase Agreement	—	7,982,479		—	7,982,479
Short Term Investments	7,014,100	—		—	7,014,100

Total Investments in Securities	$250,683,421	$12,009,300		$—	$262,692,721

††	Represents a security trading outside the United States, the value of which was adjusted as a result of its primary exchange being closed on January 31st, which was a business day for the Portfolio.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.
CSM-QH-001-1500

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President
Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: March 31, 2011